DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Unrecognised Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of deferred tax assets and liabilities [Abstract]
Capital losses	$ 8,293	$ 8,293
Net operating losses	73,893	85,198
US alternative minimum tax credits	1,704	1,848
Other temporary timing differences	21,301	21,878
US state credit carryforwards	1,664	802
Unrecognised deferred tax assets	$ 106,855	$ 118,019